Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Parenthetical) (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares
Disclosure of transactions between related parties [line items]
Share based payments	₨ 897	$ 10	₨ 1,277	₨ 1,653
2021 Incentive Award and 2025 ESOP Plan and ESPP Plan
Disclosure of transactions between related parties [line items]
Options granted to key management personnel | shares	6,511,399	6,511,399	4,266,892	12,287,354
2021 Incentive Award Plan
Disclosure of transactions between related parties [line items]
Stock options granted to non executive directors | shares	135,372	135,372	164,622	167,430
Relatives of KMP
Disclosure of transactions between related parties [line items]
Share based payments | ₨	₨ 27		₨ 229	₨ 0
Relatives of KMP | ESPP
Disclosure of transactions between related parties [line items]
Share based payments | ₨	₨ 11		₨ 0	₨ 0